Tax - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax
UK corporation tax	25.00%	25.00%	23.50%
Banking surcharge rate	3.00%
Expected tax charge	£ (1,927)	£ (1,549)	£ (1,452)
Losses and temporary differences in year where no deferred tax asset recognised	(5)	(18)	(56)
Foreign profits and losses taxed at other rates	15	37	10
losses on disposals and write-downs	(10)	(22)	(63)
UK bank levy	(30)	(31)	(27)
regulatory and legal actions	4	(47)	(1)
other disallowable items	(28)	(61)	(57)
foreign exchange recycling on capital reduction	10		114
RPI-related uplift on index linked gilts	8	18	6
dividends	15
other non-taxable items	34	11	20
Taxable foreign exchange movements	(6)	7	9
Unrecognised losses bought forward and utilised	18	33	27
Banking surcharge	(198)	(169)	(236)
Pillar 2 top-up tax		(20)
Redemption of AT1 (paid-in equity) capital notes	(46)
Tax on AT1 (paid-in equity) dividends	87	53	52
Adjustments in respect of prior years	66	(135)	(165)
Actual tax charge	(1,874)	(1,465)	(1,434)
UK
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of losses	59	378	371
Netherlands
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of losses	58	£ 50	15
Other overseas
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of losses	£ 2		£ (1)